Taxes - Schedule of Components of the Income Tax (Benefit) Expenses (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Current tax expenses
Current tax provision		$ 36,837
Deferred tax benefit
Deferred tax benefit	(96,042)	(17,271)
Income tax (benefit) expenses	(96,042)	19,566
BVI [Member]
Current tax expenses
Current tax provision
Deferred tax benefit
Deferred tax benefit
Hong Kong [Member]
Current tax expenses
Current tax provision
Deferred tax benefit
Deferred tax benefit
PRC [Member]
Current tax expenses
Current tax provision		36,837
Deferred tax benefit
Deferred tax benefit	$ (96,042)	$ (17,271)